Accrued Liabillities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities Current [Abstract]
Accrued expenses	$ 15,133	$ 16,047
Accrued interest	3,994	6,869
Total	$ 19,127	$ 22,916